Business segment information (Tables)	6 Months Ended
Jun. 30, 2026
Business segment information
Schedule of information by business segment

1st half 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,949	4,810	9,287	52,972	45,911	5	-	115,934
Intersegment sales	18,224	5,068	2,238	19,273	379	74	(45,256)	-
Excise taxes	-	-	-	(331)	(8,990)	-	-	(9,321)
Revenues from sales	21,173	9,878	11,525	71,914	37,300	79	(45,256)	106,613
Operating expenses	(6,918)	(7,621)	(10,815)	(66,476)	(35,458)	(564)	45,256	(82,596)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,885)	(834)	(237)	(807)	(463)	(55)	-	(6,281)
Net income (loss) from equity affiliates and other items	678	1,220	(511)	429	(34)	(28)	-	1,754
Tax on net operating income	(4,996)	(483)	(89)	(955)	(430)	(87)	-	(7,040)
Adjustments (a)	245	35	(1,205)	706	153	(71)	-	(137)
Adjusted net operating income	5,807	2,125	1,078	3,399	762	(584)	-	12,587
Adjustments (a)								(137)
Net cost of net debt								(1,043)
Non-controlling interests								(159)
Net income - TotalEnergies share								11,248

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

1st half 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	5,142	1,523	2,320	1,001	349	138	-	10,473
Total divestments	922	115	1,574	43	230	1	-	2,885
Cash flow from operating activities	8,515	1,017	(384)	5,129	1,617	(1,675)	-	14,219

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,938	5,674	9,925	44,386	38,945	13	-	101,881
Intersegment sales	17,589	5,121	1,385	13,817	333	57	(38,302)	-
Excise taxes	-	-	-	(366)	(8,940)	-	-	(9,306)
Revenues from sales	20,527	10,795	11,310	57,837	30,338	70	(38,302)	92,575
Operating expenses	(8,377)	(8,588)	(10,664)	(56,643)	(29,125)	(494)	38,302	(75,589)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,928)	(788)	(183)	(859)	(441)	(57)	-	(6,256)
Net income (loss) from equity affiliates and other items	191	1,143	384	(50)	103	(71)	-	1,700
Tax on net operating income	(4,121)	(441)	(100)	(95)	(266)	131	-	(4,892)
Adjustments (a)	(133)	(214)	(333)	(500)	(43)	(45)	-	(1,268)
Adjusted net operating income	4,425	2,335	1,080	690	652	(376)	-	8,806
Adjustments (a)								(1,268)
Net cost of net debt								(871)
Non-controlling interests								(129)
Net income - TotalEnergies share								6,538

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

1st half 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,233	1,779	3,439	593	406	120	-	12,570
Total divestments	438	35	405	48	135	15	-	1,076
Cash flow from operating activities	6,941	2,282	400	(1,096)	1,196	(1,200)	-	8,523

2nd quarter 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,830	1,880	3,846	28,792	25,422	1	-	61,771
Intersegment sales	9,221	2,258	1,511	11,058	260	41	(24,349)	-
Excise taxes	-	-	-	(164)	(4,510)	-	-	(4,674)
Revenues from sales	11,051	4,138	5,357	39,686	21,172	42	(24,349)	57,097
Operating expenses	(3,629)	(3,469)	(5,105)	(37,806)	(20,465)	(316)	24,349	(46,441)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,920)	(413)	(74)	(404)	(233)	(31)	-	(3,075)
Net income (loss) from equity affiliates and other items	292	767	302	204	86	(31)	-	1,620
Tax on net operating income	(2,570)	(167)	(36)	(259)	(183)	12	-	(3,203)
Adjustments (a)	(7)	49	(89)	(379)	(123)	(48)	-	(597)
Adjusted net operating income	3,231	807	533	1,800	500	(276)	-	6,595
Adjustments (a)								(597)
Net cost of net debt								(523)
Non-controlling interests								(37)
Net income - TotalEnergies share								5,438

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

2nd quarter 2026	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,282	874	1,419	385	197	94	-	5,251
Total divestments	460	(36)	1,356	20	178	(3)	-	1,975
Cash flow from operating activities	5,546	2,137	(239)	3,565	549	(700)	-	10,858

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,369	2,586	3,958	21,759	19,944	11	-	49,627
Intersegment sales	8,862	1,869	701	7,006	177	32	(18,647)	-
Excise taxes	-	-	-	(254)	(4,697)	-	-	(4,951)
Revenues from sales	10,231	4,455	4,659	28,511	15,424	43	(18,647)	44,676
Operating expenses	(4,577)	(3,632)	(4,479)	(27,995)	(14,751)	(302)	18,647	(37,089)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,978)	(397)	(108)	(520)	(224)	(31)	-	(3,258)
Net income (loss) from equity affiliates and other items	58	578	340	(42)	113	(35)	-	1,012
Tax on net operating income	(1,793)	(166)	(27)	(12)	(168)	57	-	(2,109)
Adjustments (a)	(33)	(203)	(189)	(447)	(18)	(23)	-	(913)
Adjusted net operating income	1,974	1,041	574	389	412	(245)	-	4,145
Adjustments (a)								(913)
Net cost of net debt								(486)
Non-controlling interests								(59)
Net income - TotalEnergies share								2,687

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the net operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the net operating income of Integrated Power segment.

2nd quarter 2025	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	3,186	877	2,503	351	234	86	-	7,237
Total divestments	80	25	347	42	38	16	-	548
Cash flow from operating activities	3,675	539	799	887	628	(568)	-	5,960

Schedule of detail of the adjustment items

ADJUSTMENTS TO NET OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2026	Inventory valuation effect	-	–	–	(215)	(83)	–	(298)
	Effect of changes in fair value	-	49	(80)	–	–	–	(31)
	Restructuring charges	(7)	–	–	–	(23)	–	(30)
	Asset impairment and provisions charges	-	–	–	–	–	–	–
	Gains (losses) on disposals of assets	-	–	–	–	(17)	–	(17)
	Other items	-	–	(9)	(164)	–	(48)	(221)
Total		(7)	49	(89)	(379)	(123)	(48)	(597)
2nd quarter 2025	Inventory valuation effect	-	–	–	(251)	(18)	–	(269)
	Effect of changes in fair value	-	(107)	(176)	–	–	–	(283)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(33)	(96)	–	–	–	(23)	(152)
Total		(33)	(203)	(189)	(447)	(18)	(23)	(913)
1st semester 2026	Inventory valuation effect	-	–	–	959	294	–	1,253
	Effect of changes in fair value	-	42	(133)	–	–	–	(91)
	Restructuring charges	(7)	–	(6)	(16)	(23)	–	(52)
	Asset impairment and provisions charges	-	–	(1,057)	(6)	(85)	–	(1,148)
	Gains (losses) on disposals of assets	252	–	–	–	(17)	–	235
	Other items	-	(7)	(9)	(231)	(16)	(71)	(334)
Total		245	35	(1,205)	706	153	(71)	(137)
1st semester 2025	Inventory valuation effect	-	–	–	(304)	(43)	–	(347)
	Effect of changes in fair value	-	(118)	(320)	–	–	–	(438)
	Restructuring charges	-	–	–	–	–	–	–
	Asset impairment and provisions charges	-	–	(13)	(196)	–	–	(209)
	Gains (losses) on disposals of assets	-	–	–	–	–	–	–
	Other items	(133)	(96)	–	–	–	(45)	(274)
Total		(133)	(214)	(333)	(500)	(43)	(45)	(1,268)